The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 46.5%
	AGGREGATE BOND — 8.7%
3,370	BlackRock Ultra Short-Term Bond ETF	$169,511
34,695	Fidelity Total Bond ETF	1,575,847
2,839	First Trust Enhanced Short Maturity ETF	168,665
		1,914,023
	BROAD BASED — 0.0%
482	Invesco DB Commodity Index Tracking Fund	10,941
	BROAD MARKET — 0.2%
307	Vanguard U.S. Momentum Factor ETF	37,222
	CONSUMER STAPLES — 0.1%
293	Fidelity MSCI Consumer Staples Index ETF	13,308
91	iShares U.S. Consumer Staples ETF	18,226
		31,534
	CONVERTIBLE — 2.0%
5,623	iShares Convertible Bond ETF	429,372
	CORPORATE — 23.2%
18,313	Franklin Senior Loan ETF	441,160
10,315	iShares 0-5 Year High Yield Corporate Bond ETF	427,557
15,705	iShares Inflation Hedged Corporate Bond ETF	405,032
3,478	PGIM Ultra Short Bond ETF	171,848
13,126	SPDR Portfolio Intermediate Term Corporate Bond ETF	421,476
9,590	SPDR Portfolio Short Term Corporate Bond ETF	282,329
28,592	Vanguard Long-Term Corporate Bond ETF	2,244,186
16,131	Xtrackers Short Duration High Yield Bond ETF	701,002
		5,094,590
	EMERGING MARKETS — 0.1%
385	Columbia EM Core ex-China ETF	11,011
272	Vanguard FTSE Emerging Markets ETF	11,065
		22,076
	FIXED INCOME EMERGING MARKET — 7.7%
19,931	iShares JP Morgan EM Corporate Bond ETF	864,408
44,728	VanEck Emerging Markets High Yield Bond ETF	818,522
		1,682,930
	GLOBAL — 0.1%
254	SPDR Global Dow ETF	28,661
	GOVERNMENT LONG — 3.2%
38,408	Principal Active High Yield ETF	704,987

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 0.2%
410	Schwab Fundamental International Large Co. Index ETF	$13,239
274	SPDR Portfolio Developed World ex-US ETF	8,916
193	Vanguard FTSE Developed Markets ETF	8,913
311	WisdomTree Global ex-US Quality Dividend Growth Fund	11,140
		42,208
	LARGE-CAP — 0.6%
54	Invesco QQQ Trust Series 1	19,949
196	Invesco S&P 500 GARP ETF	17,793
234	Schwab Fundamental U.S. Large Co. Index ETF	13,471
217	Schwab U.S. Dividend Equity ETF	15,759
294	Schwab U.S. Large-Cap Growth ETF	22,035
394	SPDR Russell 1000 Yield Focus ETF	37,544
110	Vanguard Value ETF - Class A	15,631
		142,182
	MID-CAP — 0.2%
110	Invesco S&P MidCap 400 Pure Value ETF	11,375
93	iShares Core S&P Mid-Cap ETF	24,318
		35,693
	PRECIOUS METALS — 0.1%
685	abrdn Physical Silver Shares ETF*	14,967
304	iShares Gold Trust*	11,063
		26,030
	SMALL-CAP — 0.1%
331	Dimensional U.S. Small Cap ETF	18,139
376	JPMorgan Diversified Return U.S. Small Cap Equity ETF	15,401
		33,540
	Total Exchange-Traded Funds
	(Cost $10,212,824)	10,235,989
	MUTUAL FUNDS — 51.9%
	AGGREGATE BOND — 18.8%
50,159	Allspring Core Plus Bond Fund - Class R6	562,284
140,983	Bond Fund of America - Class F-3	1,598,742
35,570	Federated Hermes Total Return Bond Fund - Class R6	336,134
90,631	Vanguard Core Bond Fund - Admiral Shares	1,625,013
		4,122,173
	BANK LOANS — 1.7%
41,720	Fidelity Advisor Floating Rate High Income Fund	382,571
	BLEND BROAD MARKET — 0.1%
404	DFA U.S. Core Equity 1 Portfolio - Class Institutional	13,532

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 0.1%
442	DFA U.S. Large Co. Portfolio - Class Institutional	$13,408
98	Fidelity 500 Index Fund - Class Institutional Premium	15,141
		28,549
	BLEND MID CAP — 0.1%
807	Vanguard Strategic Equity Fund - Class Investor	27,041
	EMERGING MARKET STOCK — 0.0%
119	New World Fund, Inc. - Class F-3	8,884
	EMERGING MARKETS BOND — 3.9%
38,821	Vanguard Emerging Markets Bond Fund - Class Admiral	866,091
	FOREIGN AGGREGATE BOND — 10.9%
27,423	DFA Short Duration Real Return Portfolio - Class Institutional	282,454
201,706	Dodge & Cox Global Bond Fund - Class I	2,119,931
		2,402,385
	FOREIGN BLEND — 0.5%
1,418	DFA International Small Co. Portfolio - Class Institutional	26,065
2,511	Dimensional Global Equity Portfolio - Class Institutional	73,031
		99,096
	FOREIGN VALUE — 0.2%
584	DFA International Value Portfolio - Class Institutional	11,204
1,904	Dodge & Cox Global Stock Fund - Class I	26,634
		37,838
	GENERAL CORPORATE BOND — 1.7%
40,585	T Rowe Price Institutional Floating Rate Fund - Class Institutional	378,250
	GOVERNMENT LONG — 10.1%
247,472	Vanguard Long-Term Treasury Fund - Class Admiral	2,224,777
	GROWTH BROAD MARKET — 0.3%
981	New Perspective Fund - Class R-6	54,422
	GROWTH LARGE CAP — 0.1%
454	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	21,717
	GROWTH SMALL CAP — 0.1%
254	Vanguard Explorer Fund - Class Admiral	24,713
	HIGH YIELD BOND — 3.1%
73,862	American High-Income Trust - Class F-3	675,835

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE LARGE CAP — 0.1%
283	Vanguard Windsor Fund - Class Admiral	$20,389
	VALUE MID CAP — 0.1%
480	DFA U.S. Targeted Value Portfolio - Class Institutional	13,766
	Total Mutual Funds
	(Cost $11,699,901)	11,402,029
	MONEY MARKET FUNDS — 1.5%
116,703	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.03%[1]	116,703
216,927	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.95%[1]	216,927
	Money Market Funds
	(Cost $333,630)	333,630
	TOTAL INVESTMENTS — 99.9%
	(Cost $22,246,355)	21,971,648
	Other Assets in Excess of Liabilities — 0.1%	14,634
	TOTAL NET ASSETS — 100.0%	$21,986,282

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2023.